VAN KAMPEN

HIGH YIELD FUND

SEMIANNUAL REPORT

SEPTEMBER 30, 2002

[PHOTO OF FATHER DAUGHTER SAILBOAT]

Privacy Notice information on the back.

[VAN KAMPEN INVESTMENTS LOGO]
GENERATIONS OF EXPERIENCE(SM)

         TABLE OF CONTENTS

                                    OVERVIEW

                      LETTER TO SHAREHOLDERS     1

                           ECONOMIC SNAPSHOT     2

                         PERFORMANCE SUMMARY

                           RETURN HIGHLIGHTS     4

                       PORTFOLIO AT A GLANCE

                              CREDIT QUALITY     6

                  SIX-MONTH DIVIDEND HISTORY     6

                            TOP FIVE SECTORS     6

            Q&A WITH YOUR PORTFOLIO MANAGERS     7

                           GLOSSARY OF TERMS    10

                              BY THE NUMBERS

                     YOUR FUND'S INVESTMENTS    11

                        FINANCIAL STATEMENTS    22

               NOTES TO FINANCIAL STATEMENTS    28

                   VAN KAMPEN INVESTMENTS

              THE VAN KAMPEN FAMILY OF FUNDS    35

   BOARD OF TRUSTEES AND IMPORTANT ADDRESSES    36



This report must be preceded or accompanied by a prospectus for the fund being offered.

[SIDENOTE]

Look to Van Kampen as a time-tested partner.

   NOT FDIC INSURED.    MAY LOSE VALUE.    NO BANK GUARANTEE.

OVERVIEW

LETTER TO SHAREHOLDERS

OCTOBER 18, 2002

Dear Shareholder,

Market changes are inevitable and impossible to predict. This is why investors may be best served by having a long-term portfolio, allocated among several types of assets. Through asset allocation, you may mitigate the effects of short-term fluctuations in individual investments.

Your financial advisor can help you stay the course with your long-term plan. Together, you can periodically revisit your asset allocation, and confirm that it is still suited to your individual needs. Or, if your objectives have changed, your financial advisor can help you modify your portfolio.

Whether you're building or simply fine-tuning your portfolio, we encourage you to look to Van Kampen as a time-tested partner. Consistent with our belief in the importance of asset allocation, we offer a wide range of investment products, each managed with discipline and integrity.

We appreciate the opportunity to help you and your loved ones enjoy life's true wealth--family, friends and life's daily happiness.

Sincerely,

/s/ Richard F. Powers, III


Richard F. Powers, III
President and CEO
Van Kampen Investment Advisory Corp.

ECONOMIC SNAPSHOT

THE ECONOMY

UNEVEN GROWTH CHARACTERIZED THE ECONOMIC ENVIRONMENT DURING 2002'S SECOND AND THIRD QUARTERS. VARIOUS ECONOMIC INDICATORS ALTERNATED BETWEEN RESULTS THAT WERE, AT TIMES, STRONGER-THAN-ANTICIPATED AND THEN WEAKER-THAN-ANTICIPATED. BY THE END OF SEPTEMBER, THE FORWARD MOMENTUM THAT WAS EVIDENT IN JULY AND AUGUST APPEARED TO HAVE SLOWED NOTICEABLY.

YET, DESPITE THE UPS AND DOWNS, ECONOMIC ACTIVITY DID NOT RETREAT TO THE LOW LEVELS WITNESSED THROUGHOUT THE SECOND QUARTER OF 2002. FOR EXAMPLE, WHILE TOTAL EMPLOYMENT FELL SLIGHTLY IN SEPTEMBER, THE UNEMPLOYMENT RATE REMAINED BELOW THE SECOND QUARTER AVERAGE. DESPITE DIPPING BELOW THEIR AUGUST LEVELS, RETAIL SALES IN SEPTEMBER WERE THE THIRD-HIGHEST IN 2002.

CONSISTENT WITH ITS STATED BELIEF THAT AN ECONOMIC RECOVERY WAS UNDERWAY, THE FEDERAL RESERVE BOARD (THE FED) LEFT ITS INTEREST RATE TARGET FOR FEDERAL FUNDS AT 1.75 PERCENT. HOWEVER, DURING ITS REGULARLY SCHEDULED AUGUST 12 MEETING, THE FED SHIFTED ITS BIAS FROM ECONOMIC NEUTRALITY TO CONCERN OVER POTENTIAL ECONOMIC WEAKNESS.

U.S. GROSS DOMESTIC PRODUCT
SEASONALLY ADJUSTED ANNUALIZED RATES
(SEPTEMBER 30, 2000--SEPTEMBER 30, 2002)

[CHART]

          Sep-00                       0.6%
          Dec-00                       1.1%
          Mar-01                      -0.6%
          Jun-01                      -1.6%
          Sep-01                      -0.3%
          Dec-01                       2.7%
          Mar-02                       5.0%
          Jun-02                       1.3%
          Sep-02                       3.1%

SOURCE: BUREAU OF ECONOMIC ANALYSIS

INTEREST RATES AND INFLATION
(SEPTEMBER 30, 2000--SEPTEMBER 30, 2002)

[CHART]

                            INTEREST RATES              INFLATION
          Sep-00                6.500                     3.5
          Oct-00                6.500                     3.4
          Nov-00                6.500                     3.4
          Dec-00                6.500                     3.4
          Jan-01                5.500                     3.7
          Feb-01                5.500                     3.5
          Mar-01                5.000                     2.9
          Apr-01                4.500                     3.3
          May-01                4.000                     3.6
          Jun-01                3.750                     3.2
          Jul-01                3.750                     2.7
          Aug-01                3.500                     2.7
          Sep-01                3.000                     2.6
          Oct-01                2.500                     2.1
          Nov-01                2.000                     1.9
          Dec-01                1.750                     1.6
          Jan-02                1.750                     1.1
          Feb-02                1.750                     1.1
          Mar-02                1.750                     1.5
          Apr-02                1.750                     1.6
          May-02                1.750                     1.2
          Jun-02                1.750                     1.1
          Jul-02                1.750                     1.5
          Aug-02                1.750                     1.8
          Sep-02                1.750                     1.5

INTEREST RATES ARE REPRESENTED BY THE CLOSING MIDLINE FEDERAL FUNDS TARGET RATE ON THE LAST DAY OF EACH MONTH. INFLATION IS INDICATED BY THE ANNUAL PERCENTAGE CHANGE OF THE CONSUMER PRICE INDEX FOR ALL URBAN CONSUMERS AT THE END OF EACH MONTH.

SOURCE: BLOOMBERG

                              PERFORMANCE SUMMARY

RETURN HIGHLIGHTS
(AS OF SEPTEMBER 30, 2002)

                                              A SHARES      B SHARES      C SHARES
------------------------------------------------------------------------------------
Six-month total return based on NAV(1)         -12.49%       -12.80%       -12.82%
------------------------------------------------------------------------------------
Six-month total return(2)                      -16.59%       -16.09%       -13.64%
------------------------------------------------------------------------------------
One-year total return(2)                       -14.31%       -13.95%       -11.59%
------------------------------------------------------------------------------------
Five-year average annual total return(2)        -5.48%        -5.46%        -5.29%
------------------------------------------------------------------------------------
Ten-year average annual total return(2)          2.27%          N/A           N/A
------------------------------------------------------------------------------------
Life-of-Fund average annual total return(2)      4.40%      1.47%(3)         0.77%
------------------------------------------------------------------------------------
Commencement date                             06/27/86      05/17/93      08/13/93
------------------------------------------------------------------------------------
Distribution rate(4)                            10.83%        10.54%        10.57%
------------------------------------------------------------------------------------
SEC Yield(5)                                    10.37%        10.00%        10.06%
------------------------------------------------------------------------------------

N/A = NOT APPLICABLE

(1) ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS FOR THE PERIOD AND DOES NOT INCLUDE PAYMENT OF THE MAXIMUM SALES CHARGE (4.75% FOR CLASS A SHARES) OR CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B AND CLASS C SHARES. ON PURCHASES OF CLASS A SHARES OF $1 MILLION OR MORE, A CDSC OF 1% MAY BE IMPOSED ON CERTAIN REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE. RETURNS FOR CLASS B SHARES ARE CALCULATED WITHOUT THE EFFECT OF THE MAXIMUM 4% CDSC, CHARGED ON CERTAIN REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE AND DECLINING TO 0% AFTER THE SIXTH YEAR. RETURNS FOR CLASS C SHARES ARE CALCULATED WITHOUT THE EFFECT OF THE MAXIMUM 1% CDSC, CHARGED ON CERTAIN REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE. IF THE SALES CHARGE WAS INCLUDED, TOTAL RETURNS WOULD BE LOWER. THESE RETURNS INCLUDE COMBINED RULE 12b-1 FEES AND SERVICE FEES OF UP TO .25% FOR CLASS A SHARES AND 1% FOR CLASS B AND CLASS C SHARES AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE FUND'S ADVISER HAS WAIVED OR REIMBURSED FEES AND EXPENSES FROM TIME TO TIME; ABSENT SUCH WAIVERS/REIMBURSEMENTS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

(2) ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS FOR THE PERIOD AND INCLUDES PAYMENT OF THE MAXIMUM SALES CHARGE (4.75% FOR CLASS A SHARES) OR CDSC FOR CLASS B AND CLASS C SHARES AND COMBINED RULE 12b-1 FEES AND SERVICE FEES. ON PURCHASES OF CLASS A SHARES OF $1 MILLION OR MORE, A CDSC OF 1% MAY BE IMPOSED ON CERTAIN REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE. RETURNS FOR CLASS B SHARES ARE CALCULATED WITH THE EFFECT OF THE MAXIMUM 4% CDSC, CHARGED ON CERTAIN REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE AND DECLINING TO 0% AFTER THE SIXTH YEAR. RETURNS FOR CLASS C SHARES ARE CALCULATED WITH THE EFFECT OF THE MAXIMUM 1% CDSC, CHARGED ON CERTAIN REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE. THE COMBINED RULE 12b-1 FEES AND SERVICE FEES FOR CLASS A SHARES IS UP TO .25% AND FOR CLASS B AND CLASS C SHARES IS 1%. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE FUND'S ADVISER HAS WAIVED OR REIMBURSED FEES AND EXPENSES FROM TIME TO TIME; ABSENT SUCH WAIVERS/REIMBURSEMENTS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

(3) REFLECTS THE CONVERSION OF CLASS B SHARES INTO CLASS A SHARES SIX YEARS AFTER THE END OF THE CALENDAR MONTH IN WHICH THE SHARES WERE PURCHASED. SEE FOOTNOTE 3 IN THE NOTES TO FINANCIAL STATEMENTS FOR ADDITIONAL INFORMATION.

(4) DISTRIBUTION RATE REPRESENTS THE MONTHLY ANNUALIZED DISTRIBUTIONS OF THE FUND AT THE END OF THE PERIOD AND NOT THE EARNINGS OF THE FUND.

(5) SEC YIELD IS A STANDARDIZED CALCULATION PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION FOR DETERMINING THE AMOUNT OF NET INCOME A PORTFOLIO SHOULD THEORETICALLY GENERATE FOR THE 30-DAY PERIOD ENDED SEPTEMBER 30, 2002. HAD CERTAIN EXPENSES OF THE FUND NOT BEEN ASSUMED BY VAN KAMPEN, THE SEC YIELD WOULD HAVE BEEN 10.27%, 9.90%, AND 9.96% FOR CLASSES A, B AND C, RESPECTIVELY, AND THE TOTAL RETURNS WOULD HAVE BEEN LOWER.

     SEE THE COMPARATIVE PERFORMANCE SECTION OF THE CURRENT PROSPECTUS. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, AND YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND. PLEASE REVIEW THE RISK/RETURN SUMMARY OF THE PROSPECTUS FOR FURTHER DETAILS ON THE INVESTMENT RISKS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AS A RESULT OF RECENT MARKET ACTIVITY, CURRENT PERFORMANCE MAY VARY FROM THE FIGURES SHOWN. FOR MORE UP-TO-DATE INFORMATION, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR.

     MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS.

                   PORTFOLIO AT A GLANCE

CREDIT QUALITY
(AS A PERCENTAGE OF LONG-TERM DEBT INVESTMENTS)

[CHART]

AS OF SEPTEMBER 30, 2002
A/A                          0.6%
BBB/Baa                     12.1%
BB/Ba                       32.3%
B/B                         47.8%
CCC/Caa                      3.8%
CC/Ca                        2.4%
C/C                          0.8%
Non-Rated                    0.2%

[CHART]

AS OF MARCH 31, 2002
A/A                         0.5%
BBB/Baa                    13.4%
BB/Ba                      31.5%
B/B                        42.5%
CCC/Caa                     6.9%
CC/Ca                       4.6%
Non-Rated                   0.6%

BASED UPON THE CREDIT QUALITY RATINGS AS ISSUED BY STANDARD & POOR'S CREDIT MARKET SERVICES/MOODY'S INVESTOR SERVICES, RESPECTIVELY. SUBJECT TO CHANGE DAILY.

SIX-MONTH DIVIDEND HISTORY
(FOR THE SIX MONTHS ENDING SEPTEMBER 30, 2002)

[CHART]

  4/02             $.0578
  5/02             $.0578
  6/02             $.0530
  7/02             $.0530
  8/02             $.0530
  9/02             $.0443

THE DIVIDEND HISTORY REPRESENTS DIVIDENDS THAT WERE PAID ON THE FUND'S CLASS A SHARES AND IS NO GUARANTEE OF THE FUND'S FUTURE DIVIDENDS.

TOP FIVE SECTORS
(AS A PERCENTAGE OF LONG-TERM INVESTMENTS)

[CHART]

                        SEPTEMBER 30, 2002                 MARCH 31, 2002
Gaming & Leisure               11.1%                           8.2%
Energy                         10.3%                           9.1%
Forest Products                 7.7%                           5.9%
Manufacturing                   6.4%                           3.2%
Housing                         6.2%                           5.1%

SUBJECT TO CHANGE DAILY. ALL INFORMATION IS PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED AS A RECOMMENDATION TO BUY THE SECURITIES IN THE SECTORS SHOWN ABOVE. SECURITIES ARE CLASSIFIED BY SECTORS THAT REPRESENT BROAD GROUPINGS OF RELATED INDUSTRIES.

Q & A WITH YOUR PORTFOLIO MANAGERS

WE RECENTLY SPOKE WITH THE PORTFOLIO MANAGEMENT TEAM FOR THE VAN KAMPEN HIGH YIELD FUND ABOUT THE KEY EVENTS AND ECONOMIC FORCES THAT SHAPED THE MARKETS AND INFLUENCED THE FUND'S RETURN DURING THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2002. THE FUND IS MANAGED BY THE ADVISER'S HIGH YIELD TEAM. CURRENT MEMBERS(1) OF THE TEAM INCLUDE STEPHEN ESSER, MANAGING DIRECTOR; GORDON W. LOERY, EXECUTIVE DIRECTOR; AND DEANNA LOUGHNANE, EXECUTIVE DIRECTOR. THE FOLLOWING DISCUSSION REFLECTS THEIR VIEWS ON THE FUND'S PERFORMANCE.

(1) TEAM MEMBERS MAY CHANGE WITHOUT NOTICE AT ANY TIME.

Q HOW WOULD YOU CHARACTERIZE THE MARKET ENVIRONMENT OF THE PAST SIX MONTHS?

A The past six months have been an extraordinarily turbulent time for the high-yield market. High-yield bonds generally performed strongly through the first few months of 2002 as the economy appeared to be getting back on track. Those gains came to an end in May, however, when the high-yield market began to slump in tandem with the equity markets. Credit concerns began to overwhelm the high-yield market when Qwest and WorldCom, two large investment-grade issuers, were downgraded to junk. The market environment turned worse shortly after that when a stream of accounting scandals began to seriously undermine investor confidence in the financial statements of public companies. The high-yield sector experienced significant outflows through the period, and while those flows occasionally reversed, the general trend was negative.

     Against this volatile backdrop, sector performance was highly varied. Many sectors, including those most sensitive to broader economic activity, experienced alternating periods of weak and strong performance in keeping with widespread investor expectations for economic growth. Telecommunications continued its losing streak, with its already weak relative performance worsened by WorldCom's default. The cable sector was also rocked by business scandal while the wireless sector was dragged down by deteriorating business conditions.

Q HOW DID THE FUND PERFORM IN THIS ENVIRONMENT?

A The fund continued to provide shareholders with what we believe is an attractive level of income, as its monthly dividend of $0.0443 per Class A share translates to a distribution rate of 10.83 percent based on the fund's maximum offering price as of September 30, 2002. For the six-month period ended September 30, 2002, the fund generated a total return of -12.49 percent.

     PERFORMANCE INFORMATION FOR THE FUND REFLECTS CLASS A SHARES AT NET ASSET VALUE INCLUDING COMBINED RULE 12b-1 FEES AND SERVICE FEES OF UP TO 0.25 PERCENT AND EXCLUDING A MAXIMUM SALES CHARGE OF 4.75 PERCENT; IF THE MAXIMUM SALES CHARGE WERE INCLUDED, THE RETURN WOULD BE LOWER. THE FUND'S ADVISER HAS WAIVED OR REIMBURSED FEES

AND EXPENSES FROM TIME TO TIME; ABSENT SUCH WAIVERS/REIMBURSEMENTS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER. THE RETURN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. OF COURSE, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PERFORMANCE OF OTHER SHARE CLASSES WILL VARY. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AS A RESULT OF RECENT MARKET ACTIVITY, CURRENT PERFORMANCE MAY VARY FROM THE FIGURES SHOWN. FOR MORE UP-TO-DATE INFORMATION, PLEASE VISIT vankampen.com OR SPEAK WITH YOUR FINANCIAL ADVISOR.

     By comparison, the Credit Suisse First Boston High Yield Index posted a total return of -5.05 percent. THIS INDEX IS A BROAD-BASED, UNMANAGED INDEX THAT REFLECTS THE GENERAL PERFORMANCE OF A WIDE RANGE OF SELECTED BONDS WITHIN THE PUBLIC HIGH-YIELD DEBT MARKET. INDEX RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES THAT WOULD BE PAID BY AN INVESTOR PURCHASING THE SECURITIES IT REPRESENTS. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. For additional performance results, please refer to the chart and footnotes on page 4.

Q WHAT WERE THE KEY DRIVERS OF THE FUND'S PERFORMANCE RELATIVE TO ITS
  BENCHMARKS?

A Toward the beginning of the period, our analysis indicated that the most prudent course for the fund would be to trim several overweighted positions in order to reduce the fund's overall risk profile. We successfully took some of these positions down over the course of the period, including the fund's above-market holdings in the telecommunications and cable sectors. However, we were not able to sell out before accounting scandals overwhelmed the market, and the portfolio suffered somewhat from the fallout.

Q WHAT STRATEGIES DID YOU USE IN MANAGING THE FUND?

A As mentioned, one of the primary strategies we employed involved a reduction in the fund's holdings in sectors that we thought most likely to underperform in the coming months. The biggest change was in the telecommunications sector, where we cut the portfolio's exposure by two-thirds over the course of the period. We also reduced the fund's holdings in several sectors where we identified individual companies that had either met our performance targets or that we thought were unlikely to deliver strong performance. For example, we sold the bonds of several cable companies whose business prospects no longer warranted keeping an exposure to them in the portfolio.

     We put the proceeds from these sales to work in a variety of situations. The bulk of these were ideas generated by our bottom-up research at the company level. Through this process, we added what we believed to be attractively priced bonds in the energy, gaming and media sectors.

     We also began to position the fund selectively to gain from any upturn in economic activity by adding to holdings in economically sensitive sectors such as manufacturing and transportation. That said, we also came to the conclusion that the U.S. consumer sectors were unlikely to participate as fully in a recovery. As a result, we kept the fund underweighted in consumer-related sectors in order to protect shareholders from any weakness there.

Q WHAT IS YOUR OUTLOOK FOR THE HIGH-YIELD MARKET?

A We are confident that the current state of mistrust regarding public companies is likely to sort itself out in the coming months. With both management and auditors under enormous pressure to produce clean results, we think that the worst is behind us in terms of the sheer numbers of negative announcements and revisions. This is likely to be positive for investor confidence and, by extension, the high-yield market.

     As for the high-yield market, yields are currently at close to all-time high levels. These attractive prices, coupled with low interest rates in the broader economy, could well begin to lure investors back to the high-yield asset class. While this is of course impossible to predict with certainty, we think that the current level of valuations is likely to prove beneficial for high-yield investors. The most significant unknown in this equation, we believe, is the state of the U.S. economy. As always, we will continue to watch the market and economy closely for signs of opportunity.

                           ANNUAL HOUSEHOLDING NOTICE

To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

GLOSSARY OF TERMS

A HELPFUL GUIDE TO SOME OF THE COMMON TERMS YOU'RE LIKELY TO SEE IN THIS REPORT AND OTHER FINANCIAL PUBLICATIONS.

CREDIT RATING: An evaluation of a bond issuer's credit history and its capability of repaying its debt obligations. Standard & Poor's Ratings Group and Moody's Investors Service are two companies that assign credit ratings. Standard & Poor's ratings range from a high of AAA to a low of D, while Moody's ratings range from a high of Aaa to a low of C.

CREDIT SPREAD: Also called quality spread, the difference in yield between higher-quality issues (such as Treasury securities) and lower-quality issues. Normally, lower-quality issues provide higher yields to compensate investors for the additional credit risk.

DEFAULT: The failure to make required debt payments on time.

NET ASSET VALUE (NAV): The value of a mutual fund share, calculated by deducting a fund's liabilities from the total assets in its portfolio and dividing this amount by the number of shares outstanding. The NAV does not include any initial or contingent deferred sales charges.

YIELD: The annual rate of return on an investment, expressed as a percentage.

                                 BY THE NUMBERS

YOUR FUND'S INVESTMENTS
SEPTEMBER 30, 2002 (UNAUDITED)

THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT
IN LOCAL
CURRENCY                                                                                 MARKET
(000)         DESCRIPTION                                 COUPON     MATURITY            VALUE
              DOMESTIC CORPORATE BONDS 76.8%
              BROADCASTING 1.5%
  1,615       Interep National Radio Sales ............   10.000%    07/01/08        $  1,437,350
  1,720       Nextmedia Operating, Inc. ...............   10.750     07/01/11           1,694,200
    255       Young Broadcasting, Inc. ................   10.000     03/01/11             230,775
                                                                                     ------------
                                                                                        3,362,325
                                                                                     ------------
              CABLE 2.9%
  3,000       @ Entertainment, Inc., Ser B (a) (b) .... 0/14.500     02/01/09             420,000
  3,025       Charter Communications Holdings (a) ..... 0/11.750     01/15/10           1,270,500
    250       Charter Communications Holdings .........   10.250     01/15/10             156,250
    450       Charter Communications Holdings (a) ..... 0/11.750     05/15/11             159,750
    945       Echostar DBS Corp. ......................    9.375     02/01/09             911,925
  2,310       Echostar DBS Corp., 144A - Private
              Placement (c) ...........................    9.125     01/15/09           2,182,950
  2,550       Pegasus Communications Corp .............    9.750     12/01/06           1,160,250
                                                                                     ------------
                                                                                        6,261,625
                                                                                     ------------
              CHEMICALS 3.5%
  1,350       Equistar Chemicals LP ...................   10.125     09/01/08           1,215,000
  1,855       Huntsman ICI Chemicals, LLC .............   10.125     07/01/09           1,548,925
  1,200       Huntsman International, LLC,
              144A - Private Placement (EUR) (c) (d) ..   10.125     07/01/09             879,221
  2,870       ISP Holdings, Inc. ......................   10.625     12/15/09           2,597,350
    805       Lyondell Chemical Co. ...................    9.875     05/01/07             746,637
    865       Terra Industries ........................   10.500     06/15/05             748,225
                                                                                     ------------
                                                                                        7,735,358
                                                                                     ------------
              CONSUMER PRODUCTS 0.6%
    890       Elizabeth Arden, Inc., Ser B ............   11.750     02/01/11             914,475
  1,800       Sleepmaster, LLC (b) (e) ................   11.000     05/15/09             299,250
                                                                                     ------------
                                                                                        1,213,725
                                                                                     ------------
              DIVERSIFIED MEDIA 2.5%
  1,390       AOL Time Warner, Inc. ...................    6.875     05/01/12           1,267,469
  1,795       Mail Well I Corp., 144A - Private
              Placement (c) ...........................    9.625     03/15/12           1,247,525


SEE NOTES TO FINANCIAL STATEMENTS      11

YOUR FUND'S INVESTMENTS
SEPTEMBER 30, 2002 (UNAUDITED)

PAR
AMOUNT
IN LOCAL
CURRENCY                                                                                 MARKET
(000)         DESCRIPTION                                 COUPON     MATURITY            VALUE
              DIVERSIFIED MEDIA  (CONTINUED)
  2,300       Muzak, Inc. .............................    9.875%    03/15/09        $  1,621,500
  1,725       Primedia, Inc. ..........................    8.875     05/15/11           1,302,375
                                                                                     ------------
                                                                                        5,438,869
                                                                                     ------------
              ENERGY 9.0%
  2,215       BRL Universal Equipment .................    8.875     02/15/08           2,270,375
  2,840       Chesapeake Energy Corp. .................    8.125     04/01/11           2,854,200
  1,815       DI Industries, Inc. .....................    8.875     07/01/07           1,860,375
  1,915       Frontier Oil Corp. ......................   11.750     11/15/09           1,953,300
  1,855       Hanover Equipment Trust,
              144A - Private Placement (c) ............    8.500     09/01/08           1,734,425
    915       Hanover Equipment Trust,
              144A - Private Placement (c) ............    8.750     09/01/11             850,950
    780       Magnum Hunter Resources, Inc. ...........    9.600     03/15/12             815,100
  2,423       Port Arthur Finance Corp. ...............   12.500     01/15/09           2,556,365
    920       Stone Energy Corp. ......................    8.250     12/15/11             947,600
  2,085       Tesoro Petroleum Corp.,
              144A - Private Placement (c) ............    9.625     04/01/12           1,178,025
  2,935       Vintage Petroleum, Inc. .................    7.875     05/15/11           2,802,925
                                                                                     ------------
                                                                                       19,823,640
                                                                                     ------------
              FINANCIAL 1.4%
  1,560       Americo Life, Inc. (f) ..................    9.250     06/01/05           1,536,600
  1,250       Anthem Insurance Cos., Inc.,
              144A - Private Placement (c) ............    9.125     04/01/10           1,523,869
                                                                                     ------------
                                                                                        3,060,469
                                                                                     ------------
              FOOD & DRUG 0.7%
    500       Jitney-Jungle Stores America,
              Inc. (b) (e) ............................   12.000     03/01/06                  50
  1,501       Kroger Co., 144A - Private
              Placement (c) ...........................    8.500     07/15/17           1,628,465
                                                                                     ------------
                                                                                        1,628,515
                                                                                     ------------
              FOOD & TOBACCO 1.8%
  1,200       Michael Foods, Inc., Ser B ..............   11.750     04/01/11           1,326,000
  2,835       Smithfield Foods, Inc. ..................    7.625     02/15/08           2,693,250
                                                                                     ------------
                                                                                        4,019,250
                                                                                     ------------
              FOREST PRODUCTS 4.1%
   1,585      Louisiana Pacific Corp. .................   10.875     11/15/08           1,656,325
     500      Louisiana Pacific Corp. .................    8.875     08/15/10             540,407
     130      Owens-Brockway Glass Container ..........    8.875     02/15/09             131,300
   1,875      Owens-Illinois, Inc. ....................    7.500     05/15/10           1,575,000


                                       12      SEE NOTES TO FINANCIAL STATEMENTS

YOUR FUND'S INVESTMENTS
SEPTEMBER 30, 2002 (UNAUDITED)

PAR
AMOUNT
IN LOCAL
CURRENCY                                                                                 MARKET
(000)         DESCRIPTION                                 COUPON     MATURITY            VALUE
              FOREST PRODUCTS (CONTINUED)
   1,395      Owens-Illinois, Inc. ....................    7.800%    05/15/18        $  1,095,075
   1,045      Pliant Corp. ............................   13.000     06/01/10             997,975
   1,320      Riverwood International Corp. ...........   10.875     04/01/08           1,326,600
   1,725      Tekni-Plex, Inc., Ser B .................   12.750     06/15/10           1,699,125
                                                                                     ------------
                                                                                        9,021,807
                                                                                     ------------
              GAMING & LEISURE 10.8%
   1,530      Harrahs Operating Co., Inc. .............    7.875     12/15/05           1,621,800
     445      Harrahs Operating Co., Inc. .............    8.000     02/01/11             512,537
     975      Hilton Hotels Corp. .....................    7.950     04/15/07           1,015,964
     930      HMH Properties, Inc. ....................    7.875     08/01/05             902,100
   1,485      HMH Properties, Inc. ....................    7.875     08/01/08           1,395,900
   2,880      Horseshoe Gaming, LLC, Ser B ............    8.625     05/15/09           3,024,000
   2,290      International Game Technology ...........    8.375     05/15/09           2,501,825
   2,050      Park Place Entertainment Corp. ..........    7.875     12/15/05           2,106,375
     645      Park Place Entertainment Corp. ..........    8.875     09/15/08             678,862
   1,435      Premier Parks, Inc. (a) ................. 0/10.000     04/01/08           1,183,875
   1,900      Prime Hospitality Corp., Ser B ..........    8.375     05/01/12           1,814,500
     370      Starwood Hotels Resorts,
              144A - Private Placement (c) ............    7.375     05/01/07             360,750
   2,595      Starwood Hotels Resorts,
              144A - Private Placement (c) ............    7.875     05/01/12           2,536,612
   1,400      Station Casinos, Inc. ...................    8.875     12/01/08           1,449,000
   1,175      Station Casinos, Inc. ...................    9.875     07/01/10           1,266,062
   1,325      Venetian Casino Resort LLC,
              144A - Private Placement (c) ............   11.000     06/15/10           1,305,125
                                                                                     ------------
                                                                                       23,675,287
                                                                                     ------------
              HEALTHCARE 5.3%
   1,865      AmerisourceBergen Corp. .................    8.125     09/01/08           1,962,912
   1,060      Fisher Scientific International, Inc. ...    7.125     12/15/05           1,067,950
     270      Fisher Scientific International, Inc. ...    9.000     02/01/08             278,775
     475      Fresenius Medical Care Capital Trust II .    7.875     02/01/08             393,062
   2,210      Fresenius Medical Care Capital
              Trust IV ................................    7.875     06/15/11           1,812,200
     725      HCA, Inc. ...............................    6.910     06/15/05             758,958
   1,875      HCA, Inc. ...............................    8.750     09/01/10           2,148,381
   1,255      Health Net, Inc. ........................    8.375     04/15/11           1,490,077
     825      HealthSouth Corp., 144A - Private
              Placement (c) ...........................    7.625     06/01/12             577,500
   1,075      Omnicare, Inc. ..........................    8.125     03/15/11           1,126,063
                                                                                     ------------
                                                                                       11,615,878
                                                                                     ------------


SEE NOTES TO FINANCIAL STATEMENTS      13

YOUR FUND'S INVESTMENTS
SEPTEMBER 30, 2002 (UNAUDITED)

PAR
AMOUNT
IN LOCAL
CURRENCY                                                                                 MARKET
(000)         DESCRIPTION                                 COUPON     MATURITY            VALUE
              HOUSING 6.1%
   1,765      CB Richard Ellis Service, Inc. ..........   11.250%    06/15/11        $  1,570,850
   1,620      Istar Financial, Inc. ...................    8.750     08/15/08           1,684,065
   2,750      Schuler Homes, Inc. .....................    9.000     04/15/08           2,763,750
   1,045      Tech Olympic USA, Inc.,
              144A - Private Placement (c) ............    9.000     07/01/10             961,400
   1,050      Tech Olympic USA, Inc.,
              144A - Private Placement (c) ............   10.375     07/01/12             966,000
   2,355      Toll Corp. ..............................    8.250     02/01/11           2,331,450
   2,775      Webb (Del E.) Corp. .....................   10.250     02/15/10           3,052,500
                                                                                     ------------
                                                                                       13,330,015
                                                                                     ------------
              INFORMATION TECHNOLOGY 1.6%
   2,000      Fairchild Semiconductor Corp. ...........   10.375     10/01/07           2,070,000
   3,590      Solectron Corp. .........................    *         11/20/20           1,440,488
                                                                                     ------------
                                                                                        3,510,488
                                                                                     ------------
              MANUFACTURING 5.9%
     900      American Plumbing & Mechanical ..........   11.625     10/15/08             499,500
     695      Case Corp., Ser B .......................    6.250     12/01/03             674,381
     795      Case Credit Corp. .......................    6.125     02/15/03             783,941
   2,205      Communications & Power
              Industries, Inc., Ser B (f) .............   12.000     08/01/05           1,841,175
   3,240      Corning, Inc. ...........................    *         11/08/15           1,433,700
   2,000      Eagle-Picher Industries, Inc. ...........    9.375     03/01/08           1,530,000
   1,625      Foamex LP, 144A - Private
"             Placement (c) ...........................   10.750     04/01/09           1,470,625
   1,145      Johnsondiversey, Inc., 144A - Private
              Placement (c) ...........................    9.625     05/15/12           1,147,863
     320      Johnsondiversey, Inc., 144A - Private
              Placement (EUR) (c) .....................    9.625     05/15/12             308,240
     590      NMHG Holding Co. ........................   10.000     05/15/09             598,850
     898      Numatics, Inc., Ser B ...................    9.625     04/01/08             417,570
     950      The Manitowoc Co., Inc.,
              144A - Private Placement (c) ............   10.500     08/01/12             997,500
   1,320      Trimas Corp., 144A - Private
              Placement (c) ...........................    9.875     06/15/12           1,300,200
                                                                                     ------------
                                                                                       13,003,545
                                                                                     ------------
              METALS 2.5%
   4,020      Doe Run Resources Corp., Ser B (b) ......   11.250     03/15/05             824,100
   1,600      GS Technologies Operating, Inc. (b) (e)..   12.000     09/01/04              72,000
   1,050      GS Technologies Operating, Inc. (b) (e)..   12.250     10/01/05              47,250
   1,540      Intermet Corp. ..........................    9.750     06/15/09           1,470,700


                                       14      SEE NOTES TO FINANCIAL STATEMENTS

YOUR FUND'S INVESTMENTS
SEPTEMBER 30, 2002 (UNAUDITED)

PAR
AMOUNT
IN LOCAL
CURRENCY                                                                                 MARKET
(000)         DESCRIPTION                                 COUPON     MATURITY            VALUE
              METALS (CONTINUED)
   1,175      Oregon Steel Mills, Inc.,
              144A - Private Placement (c) ............   10.000%    07/15/09        $  1,180,875
   1,950      Renco Steel Holdings, Inc., Ser B .......   10.875     02/01/05             146,250
   4,275      Republic Technologies
              International, Inc. (b) (e) .............   13.750     07/15/09             299,250
   1,425      UCAR Finance, Inc. ......................   10.250     02/15/12           1,360,875
                                                                                     ------------
                                                                                        5,401,300
                                                                                     ------------
              RETAIL 1.0%
   1,100      AutoNation, Inc. ........................    9.000     08/01/08           1,133,000
   1,105      Big 5 Corp., Ser B ......................   10.875     11/15/07           1,121,575
                                                                                     ------------
                                                                                        2,254,575
                                                                                     ------------
              SERVICES 2.5%
   3,050      Allied Waste North America, Inc. ........   10.000     08/01/09           2,821,250
     900      Encompass Services Corp. ................   10.500     05/01/09             112,500
   1,500      Hydrochem Industrial Services,
              Inc., Ser B .............................   10.375     08/01/07           1,132,500
   1,375      Waste Management, Inc. ..................    7.000     10/15/06           1,440,830
                                                                                     ------------
                                                                                        5,507,080
                                                                                     ------------
              TELECOMMUNICATIONS 2.9%
   2,150      E.Spire Communications, Inc. (b) (e) ....   13.000     11/01/05                 215
   1,820      Exodus Communications, Inc. (b) (e) .....   11.250     07/01/08             109,200
     915      Exodus Communications, Inc. (b) (e) .....   11.625     07/15/10              54,900
   1,250      Exodus Communications, Inc.
              (EUR) (b) (d) (e) .......................   11.375     07/15/08              74,096
   1,485      Globix Corp. (b) (e) ....................   12.500     02/01/10             274,725
   2,945      GST Network Funding, Inc. (a) (b) (e) ... 0/10.500     05/01/08              88,350
   4,750      ICG Holdings, Inc. (b) (e) ..............   13.500     09/15/05              47,500
   2,654      Madison River Capital, LLC, Ser B .......   13.250     03/01/10           1,632,210
   1,900      Metromedia Fiber Network, Inc. (b) (e) ..   10.000     12/15/09               4,750
     825      MGC Communications, Inc.,
              Ser B (b) (e) ...........................   13.000     10/01/04             334,125
   2,000      MJD Communications, Inc. ................    9.500     05/01/08           1,110,000
     300      Nextlink Communications,
              Inc. (a) (b) (e) ........................  0/9.450     04/15/08               3,000
   2,080      Nextlink Communications, Inc. (b) (e) ...   10.500     12/01/09              20,800
   1,085      Nextlink Communications,
              Inc. (a) (b) (e) ........................ 0/12.125     12/01/09              10,850
   1,000      Park N View, Inc., Ser B (b) (e) ........   13.000     05/15/08              10,000
   1,800      PF Net Communications, Inc. (b) (e) .....   13.750     05/15/10                 180
   3,020      Primus Telecom Group ....................    9.875     05/15/08           1,525,100


SEE NOTES TO FINANCIAL STATEMENTS      15

YOUR FUND'S INVESTMENTS
SEPTEMBER 30, 2002 (UNAUDITED)

PAR
AMOUNT
IN LOCAL
CURRENCY                                                                                 MARKET
(000)         DESCRIPTION                                 COUPON     MATURITY            VALUE
              TELECOMMUNICATIONS (CONTINUED)
   4,620      PSINet, Inc. (b) (e) ....................   10.500%    12/01/06        $    490,875
     750      PSINet, Inc. (EUR) (b) (d) (e) ..........   10.500     12/01/06              60,203
     810      WorldCom, Inc. (b) (e) ..................    6.950     08/15/28             101,250
   3,605      WorldCom, Inc. (b) (e) ..................    8.250     05/15/31             450,625
                                                                                     ------------
                                                                                        6,402,954
                                                                                     ------------
              TRANSPORTATION 5.8%
   5,435      Aetna Industries, Inc. (b) (e) (f) ......   11.875     10/01/06             869,600
     685      ArvinMeritor, Inc. ......................    8.750     03/01/12             737,916
     775      Collins & Aikman Products Co. ...........   11.500     04/15/06             709,125
   1,355      Collins & Aikman Products Co. ...........   10.750     12/31/11           1,300,800
     750      Dana Corp. ..............................    9.000     08/15/11             653,936
   2,450      Dana Corp. (EUR) (d) ....................    9.000     08/15/11           2,309,125
   1,410      Dura Operating Corp. ....................    8.625     04/15/12           1,402,950
   1,260      Ford Motor Credit Co. ...................    7.250     10/25/11           1,166,615
   1,315      Lear Corp. ..............................    8.110     05/15/09           1,367,600
   1,475      Metaldyne Corp., 144A - Private
              Placement (c) ...........................   11.000     06/15/12           1,275,875
     950      Stoneridge, Inc. ........................   11.500     05/01/12             973,750
                                                                                     ------------
                                                                                       12,767,292
                                                                                     ------------
              UTILITY 1.1%
   1,500      Calpine Corp. ...........................    8.625     08/15/10             607,500
     115      Calpine Corp. ...........................    8.500     02/15/11              47,725
   1,505      Dynegy Holdings, Inc. ...................    6.875     04/01/11             443,975
     995      PG & E National Energy Group, Inc. ......   10.375     05/16/11             273,625
   1,350      PSEG Energy Holdings, Inc.,
              144A - Private Placement (c) ............    8.625     02/15/08           1,054,256
                                                                                     ------------
                                                                                        2,427,081
                                                                                     ------------
              WIRELESS COMMUNICATIONS 3.3%
   1,565      Alamosa Holdings, Inc. (a) .............. 0/12.875     02/15/10             117,375
   1,425      American Cellular Corp. .................    9.500     10/15/09             192,375
   1,930      American Tower Corp. ....................    9.375     02/01/09           1,148,350
   1,700      Centennial Cellular Operating Co. .......   10.750     12/15/08             892,500
   1,890      Dobson Communications Corp. .............   10.875     07/01/10           1,304,100
   4,255      IPCS, Inc. (a) .......................... 0/14.000     07/15/10             234,025
   3,175      Nextel Communications, Inc. .............    9.375     11/15/09           2,428,875
     955      Tritel PCS, Inc. ........................   10.375     01/15/11             835,625
                                                                                     ------------
                                                                                        7,153,225
                                                                                     ------------
TOTAL DOMESTIC CORPORATE BONDS 76.8% .............................................    168,614,303
                                                                                     ------------


                                       16      SEE NOTES TO FINANCIAL STATEMENTS

YOUR FUND'S INVESTMENTS
SEPTEMBER 30, 2002 (UNAUDITED)

PAR
AMOUNT
IN LOCAL
CURRENCY                                                                                 MARKET
(000)         DESCRIPTION                                 COUPON     MATURITY            VALUE
              FOREIGN BONDS AND DEBT SECURITIES 17.2%
              ARGENTINA 0.1%
   2,000      CTI Holdings SA (US$) (a) ............... 0/11.500%    04/15/08        $    110,000
                                                                                     ------------
              AUSTRALIA 0.1%
   1,220      Murrin Murrin Holdings Property
              Ltd. (US$) (b) ..........................    9.375     08/31/07             305,000
                                                                                     ------------
              BERMUDA 0.1%
     750      Asia Global Crossing Ltd. (US$) (b) .....   13.375     10/15/10             161,250
   4,000      Global Crossing Holdings Ltd.
              (US$) (b) (e) ...........................    9.125     11/15/06              85,000
   1,500      Global Crossing Holdings Ltd.
              (US$) (b) (e) ...........................    8.700     08/01/07              31,875
                                                                                     ------------
                                                                                          278,125
                                                                                     ------------
              BRAZIL 0.6%
     400      Federal Republic of Brazil (US$) ........   11.000     01/11/12             181,000
   1,786      Federal Republic of Brazil (US$) ........    8.000     04/15/14             866,209
     775      Multicanal Participacoes, Ser B (US$) ...   12.625     06/18/04             350,687
                                                                                     ------------
                                                                                        1,397,896
                                                                                     ------------
              CANADA 7.3%
   1,200      360 Networks, Inc (EUR) (b) (e) .........   13.000     05/01/08               2,965
   1,140      360 Networks, Inc. (US$) (b) (e) ........   13.000     05/01/08                 114
     955      Acetex Corp. (US$) ......................   10.875     08/01/09           1,007,525
   1,795      Air Canada (US$) ........................   10.250     03/15/11             987,250
   2,350      Alliance Atlantis Communications,
              Inc. (US$) ..............................   13.000     12/15/09           2,502,750
   5,345      GT Group Telecom, Inc. (US$) (a) ........ 0/13.250     02/01/10                 534
   1,603      Hollinger Participation,
              144A - Private Placement (US$) (c) ......   12.125     11/15/10           1,402,529
   1,955      Husky Oil Ltd. (US$) ....................    8.900     08/15/28           2,222,268
   1,327      MDC Communications Corp. (US$) ..........   10.500     12/01/06           1,147,855
   2,850      Microcell Telecommunications,
              Ser B (US$) .............................   14.000     06/01/06              28,500
   2,250      Pacifica Papers, Inc. (US$) .............   10.000     03/15/09           2,272,500
     675      Quebecor Media, Inc. (US$) (a) .......... 0/13.750     07/15/11             307,125
     895      Quebecor Media, Inc. (US$) ..............   11.125     07/15/11             720,475
   3,475      Tembec Industries, Inc. (US$) ...........    7.750     03/15/12           3,336,000
   2,750      Worldwide Fiber, Inc. (US$) (b) (e) .....   12.000     08/01/09                 275
                                                                                     ------------
                                                                                       15,938,665
                                                                                     ------------


SEE NOTES TO FINANCIAL STATEMENTS      17

YOUR FUND'S INVESTMENTS
SEPTEMBER 30, 2002 (UNAUDITED)

PAR
AMOUNT
IN LOCAL
CURRENCY                                                                                 MARKET
(000)         DESCRIPTION                                 COUPON     MATURITY            VALUE
              COLUMBIA 0.7%
     500      Republic of Columbia (US$) ..............    9.750%    04/23/09        $    461,250
   1,218      Republic of Columbia (US$) ..............    9.750     04/09/11           1,123,958
                                                                                     ------------
                                                                                        1,585,208
                                                                                     ------------
              GERMANY 0.6%
   4,145      Callahan Nordrhein Westfallen
              (US$) (b) (e) ...........................   14.000     07/15/10             129,531
   1,200      Messer Griesham (EUR) ...................   10.375     06/01/11           1,200,784
                                                                                     ------------
                                                                                        1,330,315
                                                                                     ------------
              IRELAND 0.8%
   1,825      MDP Acquisition PLC, 144A - Private
              Placement (EUR) (c) .....................   10.125     10/01/12           1,766,949
                                                                                     ------------
              LUXEMBOURG 0.7%
     750      PTC International Finance (EUR) .........   10.875     05/01/08             753,628
     960      Tyco International Group SA (US$) .......    6.750     02/15/11             793,430
                                                                                     ------------
                                                                                        1,547,058
                                                                                     ------------
              MEXICO 3.0%
   2,700      Satelites Mexicanos SA, Ser B (US$) .....   10.125     11/01/04           1,032,750
   2,490      TV Axteca SA, Ser B (US$) ...............   10.500     02/15/07           2,321,925
   3,095      United Mexican States (US$) .............    8.375     01/14/11           3,265,225
                                                                                     ------------
                                                                                        6,619,900
                                                                                     ------------
              NETHERLANDS 0.4%
     344      KPNQwest N.V. (EUR) (b) (g) .............   10.000     03/15/12                 851
     870      Netia Holdings BV (EUR) (b) .............   13.750     06/15/10             154,825
   1,545      Netia Holdings BV, Ser B (US$) (b) ......   10.250     11/01/07             270,375
   1,935      Netia Holdings BV, Ser B (US$) (b) ......   11.250     11/01/07             338,625
   2,685      United Pan-Europe Communications,
              Ser B (US$) (b) .........................   10.875     11/01/07              93,975
   2,585      United Pan-Europe Communications,
              Ser B (US$) (a) (b) ..................... 0/12.500     08/01/09              77,550
                                                                                     ------------
                                                                                          936,201
                                                                                     ------------
              SINGAPORE 0.4%
     200      Flextronics International Ltd. (US$) ....    8.750     10/15/07             192,000
     625      Flextronics International Ltd. (US$) ....    9.875     07/01/10             625,000
                                                                                     ------------
                                                                                          817,000
                                                                                     ------------
              UNITED KINGDOM 2.4%
     485      Avecia Group PLC (US$) ..................   11.000     07/01/09             468,025
     625      British Sky Broadcasting Group
              PLC (US$) ...............................    6.875     02/23/09             604,042


                                       18      SEE NOTES TO FINANCIAL STATEMENTS

YOUR FUND'S INVESTMENTS
SEPTEMBER 30, 2002 (UNAUDITED)

PAR
AMOUNT
IN LOCAL
CURRENCY                                                                                 MARKET
(000)         DESCRIPTION                                 COUPON     MATURITY            VALUE
              UNITED KINGDOM (CONTINUED)
   2,530      British Sky Broadcasting Group
              PLC (US$) ...............................    8.200%    07/15/09        $  2,571,920
   1,600      Jazztel, PLC (EUR) (h) ..................   13.250     12/15/09             205,607
   1,550      Jazztel, PLC (EUR) (h) ..................   14.000     07/15/10             153,195
   1,950      Ono Finance PLC (US$) ...................   13.000     05/01/09             438,750
   2,775      Telewest Communications, PLC
              US$) (h) ................................   11.000     10/01/07             485,625
   1,575      Telewest Communications, PLC
              (US$) (a) (h) ........................... 0/11.375     02/01/10             228,375
                                                                                     ------------
                                                                                        5,155,539
                                                                                     ------------
TOTAL FOREIGN BONDS AND DEBT SECURITIES 17.2% .....................................    37,787,856
                                                                                     ------------


SEE NOTES TO FINANCIAL STATEMENTS      19

YOUR FUND'S INVESTMENTS
SEPTEMBER 30, 2002 (UNAUDITED)

                                                                                         MARKET
DESCRIPTION                                                                              VALUE
EQUITIES  3.4%
Broadwing Communications Inc. (32,350 preferred shares) ...........................  $   331,587
Decisionone Corp. (2,671 common stock warrants Class A) (i) .......................           -0-
Decisionone Corp. (4,603 common stock warrants Class B) (i) .......................           -0-
Decisionone Corp. (2,730 common stock warrants Class C) (i) .......................           -0-
Decisionone Corp. (5,234 common shares) (i) .......................................           -0-
Dobson Communications Corp. (26,204 preferred shares) (g) .........................      687,859
GT Group Telecom, Inc., (5,345 common stock warrants)
144A - Private Placement (c) (i) ..................................................           -0-
HCI Direct, Inc. (106,250 common shares) (i) ......................................      828,750
Hosiery Corp. of America, Inc. (1,000 common shares) ..............................           10
Intermedia Communications, Inc. (7,170 preferred shares) (g) ......................        8,963
Intersil Holding Corp. (22,222 common stock warrants Class A) (i) .................      287,997
IPCS, Inc., (4,255 common stock warrants) 144A - Private Placement (c) (i) ........           43
Jazztel PLC (EUR) (1,550 common stock warrants) (i) ...............................           15
McLeodUSA, Inc. (1,750 common shares) (i) .........................................          525
McLeodUSA, Inc. (11,480 preferred shares) (i) .....................................       17,220
McLeodUSA, Inc. (25,439 preferred stock warrants) (i) .............................        1,018
Mediq, Inc. (3,684 common shares) (i) .............................................       20,004
Motient Corp. (74,627 common shares) (i) ..........................................       63,433
Nextel Communications, Inc. (25,910 preferred shares) (i) .........................    1,768,358
Ono Finance PLC, (1,950 equity value certificates)
144A - Private Placement (c) (i) ..................................................           19
Park N View, Inc., (1,000 common stock warrants)
144A - Private Placement (c) (e) (i) ..............................................           10
Paxson Communications Corp. (23,991 preferred shares) (g) .........................    1,295,494
PF Net Communications, Inc., (1,800 common stock warrants)
144A - Private Placement (c) (e) (i) ..............................................           -0-
Republic Technologies International, Inc., (4,275 common stock warrants
Class D) 144A - Private Placement (c) (e) (i) .....................................           43
Rural Cellular Corp. (7,085 preferred shares) (g) .................................      129,301
Star Gas Partners, LP (440 limited partnership interests) .........................        7,792
Startec Global Communications, (3,000 common stock warrants)
144A - Private Placement (c) (i) ..................................................           -0-
TNP Enterprises, Inc. (21,400 preferred shares) ...................................    1,877,850
Ventelo (EUR) (73,021 common shares) (i) ..........................................           -0-
Viatel Holding Bermuda Ltd. (13,340 common shares) (i) ............................        6,803
VS Holdings, Inc. (378,785 common shares) (i) .....................................       70,719
                                                                                     ------------
TOTAL EQUITIES ....................................................................    7,403,813
                                                                                     ------------
TOTAL LONG-TERM INVESTMENTS  97.4%
(Cost $339,222,437) ...............................................................  213,805,972


                                       20      SEE NOTES TO FINANCIAL STATEMENTS

YOUR FUND'S INVESTMENTS
SEPTEMBER 30, 2002 (UNAUDITED)

                                                                                         MARKET
DESCRIPTION                                                                              VALUE
REPURCHASE AGREEMENT  2.9%
State Street Bank & Trust Co. ($6,466,000 par collateralized by U.S. Government obligations in a pooled cash account, dated
09/30/02, to be sold on 10/01/02 at $6,466,330)
     (Cost $6,466,000) ............................................................ $  6,466,000
                                                                                    -------------
TOTAL INVESTMENTS  100.3%
     (Cost $345,688,437) ..........................................................  220,271,972
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.3%) .....................................     (753,557)
                                                                                    -------------
NET ASSETS  100.0% ................................................................ $219,518,415
                                                                                    =============

  *  ZERO COUPON BOND

(a) SECURITY IS A "STEP-UP" BOND WHERE THE COUPON INCREASES OR STEPS UP AT A PREDETERMINED DATE.

(b)  NON-INCOME PRODUCING AS SECURITY IS IN DEFAULT.

(c) 144A SECURITIES ARE THOSE WHICH ARE EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES MAY ONLY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION WHICH ARE NORMALLY THOSE TRANSACTIONS WITH QUALIFIED INSTITUTIONAL BUYERS.

(d)  THIS SECURITY IS A UNITED STATES COMPANY DENOMINATED IN A FOREIGN CURRENCY.

(e)  THIS BORROWER HAS FILED FOR PROTECTION IN FEDERAL BANKRUPTCY COURT.

(f)  ASSETS SEGREGATED AS COLLATERAL FOR OPEN FORWARD TRANSACTIONS OF THE FUND.

(g)  PAYMENT-IN-KIND SECURITY.

(h)  SUBSEQUENT TO SEPTEMBER 30, 2002, SECURITY DEFAULTED ON ITS INTEREST
     PAYMENT.

(i)  NON-INCOME PRODUCING SECURITY.

EUR--EURODOLLAR

US$--UNITED STATES DOLLAR


SEE NOTES TO FINANCIAL STATEMENTS      21

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002 (UNAUDITED)

ASSETS:
Total Investments (Cost $345,688,437) ............................................  $ 220,271,972
Cash .............................................................................            639
Receivables:
   Interest ......................................................................      6,093,796
   Investments Sold ..............................................................      1,738,196
   Fund Shares Sold ..............................................................        990,471
Other ............................................................................        106,074
                                                                                    -------------
     Total Assets ................................................................    229,201,148
                                                                                    -------------
LIABILITIES:
Payables:
   Fund Shares Repurchased .......................................................      5,920,674
   Investments Purchased .........................................................      2,101,542
   Income Distributions ..........................................................        907,210
   Distributor and Affiliates ....................................................        203,144
   Investment Advisory Fee .......................................................        127,786
Accrued Expenses .................................................................        201,186
Trustees' Deferred Compensation and Retirement Plans .............................        146,429
Forward Commitments ..............................................................         74,762
                                                                                    -------------
     Total Liabilities ...........................................................      9,682,733
                                                                                    -------------
NET ASSETS .......................................................................  $ 219,518,415
                                                                                    ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited number of shares authorized) ...................................................................  $ 465,167,447
Accumulated Undistributed Net Investment Income ..................................     (7,856,222)
Accumulated Net Realized Loss ....................................................   (112,302,933)
Net Unrealized Depreciation ......................................................   (125,489,877)
                                                                                    -------------
Net Assets .......................................................................  $ 219,518,415
                                                                                    =============
MAXIMUM OFFERING PRICE PER SHARE:
   Class A Shares:
     Net asset value and redemption price per share (Based on net assets of
     $141,349,543 and 30,201,763 shares of beneficial interest
     issued and outstanding) .....................................................  $        4.68
     Maximum sales charge (4.75%* of offering price) .............................            .23
                                                                                    -------------
     Maximum offering price to public ............................................  $        4.91
                                                                                    =============
   Class B Shares:
     Net asset value and offering price per share (Based on net assets of
     $64,313,535 and 13,692,343 shares of beneficial interest
     issued and outstanding) .....................................................  $        4.70
                                                                                    =============
   Class C Shares:
     Net asset value and offering price per share (Based on net assets of
     $13,855,337 and 2,953,214 shares of beneficial interest issued
     and outstanding) ............................................................  $        4.69
                                                                                    =============

* ON SALES OF $100,000 OR MORE, THE SALES CHARGE WILL BE REDUCED.


                                        22     SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)

INVESTMENT INCOME:
Interest .........................................................................  $  12,985,592
Dividends ........................................................................        406,736
Other ............................................................................         95,064
                                                                                    -------------
   Total Income ..................................................................     13,487,392
                                                                                    -------------
EXPENSES:
Investment Advisory Fee ..........................................................        962,033
Distribution (12b-1) and Service Fees (Attributed to Classes A, B and C
   of $205,316, $365,094 and $82,138, respectively) ..............................        652,548
Shareholder Services .............................................................        222,836
Custody ..........................................................................         29,835
Legal ............................................................................         15,045
Trustees' Fees and Related Expenses ..............................................         10,365
Other ............................................................................        148,219
                                                                                    -------------
   Total Expenses ................................................................      2,040,881
   Investment Advisory Fee Reduction .............................................        128,271
   Less Credits Earned on Cash Balances ..........................................          6,285
                                                                                    -------------
   Net Expenses ..................................................................      1,906,325
                                                                                    -------------
NET INVESTMENT INCOME ............................................................  $  11,581,067
                                                                                    =============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
   Investments ...................................................................  $ (31,926,269)
   Forward Commitments ...........................................................       (716,034)
   Foreign Currency Transactions .................................................         28,003
                                                                                    -------------
Net Realized Loss ................................................................    (32,614,300)
                                                                                    -------------
Unrealized Appreciation/Depreciation:
   Beginning of the Period .......................................................   (113,121,912)
                                                                                    -------------
   End of the Period:
     Investments .................................................................   (125,416,465)
     Forward Commitments .........................................................        (74,762)
     Foreign Currency Translation ................................................          1,350
                                                                                    -------------
                                                                                     (125,489,877)
                                                                                    -------------
Net Unrealized Depreciation During the Period ....................................    (12,367,965)
                                                                                    -------------
NET REALIZED AND UNREALIZED LOSS .................................................  $ (44,982,265)
                                                                                    =============
NET DECREASE IN NET ASSETS FROM OPERATIONS .......................................  $ (33,401,198)
                                                                                    =============


SEE NOTES TO FINANCIAL STATEMENTS      23

STATEMENT OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                 SIX MONTHS ENDED   YEAR ENDED
                                                                   SEPTEMBER 30,     MARCH 31,
                                                                       2002            2002
                                                                 -------------   -------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income .........................................  $  11,581,067   $  30,184,830
Net Realized Loss .............................................    (32,614,300)    (27,440,052)
Net Unrealized Depreciation During the Period .................    (12,367,965)    (34,385,767)
                                                                 -------------   -------------
Change in Net Assets from Operations ..........................    (33,401,198)    (31,640,989)
                                                                 -------------   -------------
Distributions from Net Investment Income:
    Class A Shares ............................................    (10,227,870)    (23,653,833)
    Class B Shares ............................................     (4,130,504)     (9,779,985)
    Class C Shares ............................................       (933,071)     (1,708,696)
                                                                 -------------   -------------
Total Distributions ...........................................    (15,291,445)    (35,142,514)
                                                                 -------------   -------------
NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES ...........    (48,692,643)    (66,783,503)
                                                                 -------------   -------------
FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold .....................................    147,922,190     190,969,187
Net Asset Value of Shares Issued Through Dividend
    Reinvestment ..............................................      8,405,818      19,365,780
Cost of Shares Repurchased ....................................   (161,854,089)   (182,793,997)
                                                                 -------------   -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS ............     (5,526,081)     27,540,970
                                                                 -------------   -------------
TOTAL DECREASE IN NET ASSETS ..................................    (54,218,724)    (39,242,533)
NET ASSETS:
Beginning of the Period .......................................    273,737,139     312,979,672
                                                                 -------------   -------------
End of the Period (Including accumulated undistributed
    net investment income of ($7,856,222) and ($4,145,844),
    respectively) .............................................  $ 219,518,415   $ 273,737,139
                                                                 =============   =============


                                       24      SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
(UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL
HIGHLIGHTS FOR ONE SHARE OF THE FUND
OUTSTANDING THROUGHOUT THE
PERIODS INDICATED.

CLASS A SHARES                    SIX                                               NINE
                                 MONTHS                                            MONTHS       YEAR ENDED
                                 ENDED               YEAR ENDED MARCH 31,           ENDED        JUNE 30,
                              SEPTEMBER 30,    -------------------------------    MARCH 31,      -------
                                   2002         2002(c)     2001         2000       1999          1998
                              ---------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
    OF THE PERIOD ............   $  5.69       $  7.18     $  8.48     $  9.03     $  9.89       $  9.85
                                 -------       -------     -------     -------     -------       -------
    Net Investment Income ....       .23           .69         .94         .85         .62           .86
    Net Realized and
        Unrealized Gain/Loss .      (.92)        (1.38)      (1.40)       (.56)       (.85)          .03
                                 -------       -------     -------     -------     -------       -------
Total from Investment
    Operations ...............      (.69)         (.69)       (.46)        .29        (.23)          .89
                                 -------       -------     -------     -------     -------       -------
Less:
    Distributions from Net
        Investment Income ....       .32           .80         .84         .83         .62           .85
    Return of Capital
        Distributions ........        -0-           -0-         -0-        .01         .01            -0-
                                 -------       -------     -------     -------     -------       -------
Total Distributions ..........       .32           .80         .84         .84         .63           .85
                                 -------       -------     -------     -------     -------       -------
NET ASSET VALUE,
    END OF THE PERIOD ........   $  4.68       $  5.69     $  7.18     $  8.48     $  9.03       $  9.89
                                 =======       =======     =======     =======     =======       =======

Total Return* (a) ............   -12.49%**     -10.05%      -5.64%       3.50%      -2.13%**       9.36%
Net Assets at End of
    the Period (In millions) .   $ 141.3       $ 177.2     $ 205.8     $ 230.6     $ 277.9       $ 280.6
Ratio of Expenses to Average
    Net Assets* (b) ..........     1.23%         1.22%       1.17%       1.15%       1.17%         1.14%
Ratio of Net Investment
    Income to Average
    Net Assets* ..............     9.28%        10.90%      12.00%       9.96%       8.98%         8.61%
Portfolio Turnover ...........       57%**         78%         85%        109%        104%**        154%

*    IF CERTAIN EXPENSES HAD NOT BEEN VOLUNTARILY ASSUMED BY VAN KAMPEN, TOTAL
     RETURN WOULD HAVE BEEN LOWER AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:

Ratio of Expenses to Average
    Net Assets ...............     1.33%         1.32%       1.27%       1.25%       1.27%         1.24%
Ratio of Net Investment Income
    to Average Net Assets ....     9.18%        10.80%      11.90%       9.86%       8.88%         8.51%

**  NON-ANNUALIZED

(a) ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS FOR THE PERIOD AND DOES NOT INCLUDE PAYMENT OF THE MAXIMUM SALES CHARGE OF 4.75% OR CONTINGENT DEFERRED SALES CHARGE (CDSC). ON PURCHASES OF $1 MILLION OR MORE, A CDSC OF 1% MAY BE IMPOSED ON CERTAIN REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE. IF THE SALES CHARGES WERE INCLUDED, TOTAL RETURNS WOULD BE LOWER. THESE RETURNS INCLUDE COMBINED RULE 12b-1 FEES AND SERVICE FEES OF UP TO .25% AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(b) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS DOES NOT REFLECT CREDITS EARNED ON CASH BALANCES. IF THESE CREDITS WERE REFLECTED AS A REDUCTION OF EXPENSE, THE RATIO WOULD DECREASE BY .01% FOR THE PERIOD ENDED MARCH 31, 2001.

(c) AS REQUIRED, EFFECTIVE APRIL 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM ON FIXED INCOME SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED MARCH 31, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $.01, INCREASE NET REALIZED AND UNREALIZED GAINS AND LOSSES PER SHARE BY $.01 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY .09%. PER SHARE, RATIOS AND SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MARCH 31, 2002 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.


SEE NOTES TO FINANCIAL STATEMENTS      25

Financial Highlights
(UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL
HIGHLIGHTS FOR ONE SHARE OF THE FUND
OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

CLASS B SHARES                      SIX                                          NINE
                                   MONTHS                                       MONTHS     YEAR ENDED
                                   ENDED            YEAR ENDED MARCH 31,         ENDED      JUNE 30,
                                SEPTEMBER 30, ------------------------------   MARCH 31,    ----------
                                    2002        2002(c)     2001      2000        1999         1998
                                ----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
   OF THE PERIOD ..............  $  5.71      $  7.20    $  8.49    $  9.03     $  9.89       $  9.86
                                 -------      -------    -------    -------     -------       -------
   Net Investment Income             .22          .63        .87        .80         .56           .78
   Net Realized and Unrealized
      Gain/Loss ...............     (.93)       (1.38)     (1.39)      (.58)       (.84)          .03
                                 -------      -------    -------    -------     -------       -------
Total from Investment
   Operations .................     (.71)        (.75)      (.52)       .22        (.28)          .81
                                 -------      -------    -------    -------     -------       -------
Less:
   Distributions from Net
      Investment Income              .30          .74        .77        .75         .57           .78
   Return of Capital
      Distributions ...........       -0-          -0-        -0-       .01         .01            -0-
                                 -------      -------    -------    -------     -------       -------
Total Distributions ...........      .30          .74        .77        .76         .58           .78
                                 -------      -------    -------    -------     -------       -------
NET ASSET VALUE,
   END OF THE PERIOD ..........  $  4.70      $  5.71    $  7.20    $  8.49     $  9.03       $  9.89
                                 =======      =======    =======    =======     =======       =======

Total Return* (a) .............  -12.80%**    -10.70%     -6.39%      2.65%      -2.71%**       8.58%
Net Assets at End of
   the Period (In millions)      $  64.3      $  78.8    $  92.5    $ 109.2     $ 135.4       $ 145.0
Ratio of Expenses to Average
   Net Assets* (b) ............    1.98%        1.98%      1.92%      1.93%       1.93%         1.91%
Ratio of Net Investment
   Income to Average
   Net Assets * ...............    8.55%       10.13%     11.22%      9.17%       8.19%         7.84%
Portfolio Turnover ............      57%**        78%        85%       109%        104%**        154%

*    IF CERTAIN EXPENSES HAD NOT BEEN VOLUNTARILY ASSUMED BY VAN KAMPEN, TOTAL
     RETURN WOULD HAVE BEEN LOWER AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:

Ratio of Expenses to Average
   Net Assets .................    2.08%        2.08%      2.02%      2.03%       2.03%         2.01%
Ratio of Net Investment Income
   to Average Net Assets ......    8.45%       10.03%     11.12%      9.07%       8.09%         7.74%

**  NON-ANNUALIZED

(a) ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS FOR THE PERIOD AND DOES NOT INCLUDE PAYMENT OF THE MAXIMUM CDSC OF 4%, CHARGED ON CERTAIN REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE AND DECLINING TO 0% AFTER THE SIXTH YEAR. IF THE SALES CHARGE WAS INCLUDED, TOTAL RETURNS WOULD BE LOWER. THESE RETURNS INCLUDE COMBINED RULE 12b-1 FEES AND SERVICE FEES OF 1% AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(b) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS DOES NOT REFLECT CREDITS EARNED ON CASH BALANCES. IF THESE CREDITS WERE REFLECTED AS A REDUCTION OF EXPENSE, THE RATIO WOULD DECREASE BY .01% FOR THE PERIOD ENDED MARCH 31, 2001.

(c) AS REQUIRED, EFFECTIVE APRIL 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM ON FIXED INCOME SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED MARCH 31, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $.01, INCREASE NET REALIZED AND UNREALIZED GAINS AND LOSSES PER SHARE BY $.01 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY .10%. PER SHARE, RATIOS AND SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MARCH 31, 2002 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.


                                       26      SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights
(UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL
HIGHLIGHTS FOR ONE SHARE OF THE FUND
OUTSTANDING THROUGHOUT THE
PERIODS INDICATED.

CLASS C SHARES                    SIX                                            NINE
                                 MONTHS                                         MONTHS       YEAR ENDED
                                  ENDED            YEAR ENDED MARCH 31,          ENDED        JUNE 30,
                               SEPTEMBER 30,  ------------------------------    MARCH 31,     --------
                                   2002        2002(c)     2001      2000         1999          1998
                              ------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF THE PERIOD ...   $  5.70      $  7.19    $  8.47    $  9.02     $  9.88       $  9.85
                                 -------      -------    -------    -------     -------       -------
   Net Investment Income .....       .22          .63        .87        .80         .56           .78
   Net Realized and Unrealized
       Gain/Loss .............      (.93)       (1.38)     (1.38)      (.58)       (.85)          .03
                                 -------      -------    -------    -------     -------       -------
Total from Investment
   Operations ................      (.71)        (.75)      (.51)       .22        (.29)          .81
                                 -------      -------    -------    -------     -------       -------
Less:
   Distributions from Net
       Investment Income .....       .30          .74        .77        .76         .56           .78
   Return of Capital
       Distributions .........        -0-          -0-        -0-       .01         .01            -0-
                                 -------      -------    -------    -------     -------       -------
Total Distributions ..........       .30          .74        .77        .77         .57           .78
                                 -------      -------    -------    -------     -------       -------
NET ASSET VALUE,
   END OF THE PERIOD .........   $  4.69      $  5.70    $  7.19    $  8.47     $  9.02       $  9.88
                                 =======      =======    =======    =======     =======       =======

Total Return* (a) ............   -12.82%**    -10.72%     -6.40%      2.65%      -2.71%**       8.47%
Net Assets at End of
   the Period (In millions) ..   $  13.9      $  17.7    $  14.7    $  13.0     $  14.7       $  11.5
Ratio of Expenses to Average
   Net Assets * (b) ..........     1.98%        1.97%      1.92%      1.93%       1.93%         1.91%
Ratio of Net Investment
   Income to Average
   Net Assets * ..............     8.55%       10.10%     11.19%      9.17%       8.25%         7.83%
Portfolio Turnover ...........       57%**        78%        85%       109%        104%**        154%

*    IF CERTAIN EXPENSES HAD NOT BEEN VOLUNTARILY ASSUMED BY VAN KAMPEN, TOTAL
     RETURN WOULD HAVE BEEN LOWER AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:

Ratio of Expenses to Average
   Net Assets ................     2.08%        2.07%      2.02%      2.03%       2.03%         2.01%
Ratio of Net Investment Income
   to Average Net Assets .....     8.45%       10.00%     11.09%      9.07%       8.15%         7.73%

**  NON-ANNUALIZED

(a) ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS FOR THE PERIOD AND DOES NOT INCLUDE PAYMENT OF THE MAXIMUM CDSC OF 1%, CHARGED ON CERTAIN REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE. IF THE SALES CHARGE WAS INCLUDED, TOTAL RETURNS WOULD BE LOWER. THESE RETURNS INCLUDE COMBINED RULE 12b-1 FEES AND SERVICE FEES OF 1% AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(b) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS DOES NOT REFLECT CREDITS EARNED ON CASH BALANCES. IF THESE CREDITS WERE REFLECTED AS A REDUCTION OF EXPENSES, THE RATIO WOULD DECREASE BY .01% FOR THE PERIOD ENDED MARCH 31, 2001.

(c) AS REQUIRED, EFFECTIVE APRIL 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM ON FIXED INCOME SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED MARCH 31, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $.01, INCREASE NET REALIZED AND UNREALIZED GAINS AND LOSSES PER SHARE BY $.01 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY .09%. PER SHARE, RATIOS AND SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MARCH 31, 2002 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.


SEE NOTES TO FINANCIAL STATEMENTS      27

NOTES TO
FINANCIAL STATEMENTS
SEPTEMBER 30, 2002 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen High Yield Fund (the `'Fund") is organized as a series of Van Kampen Trust, a Delaware business trust (the "Trust"), and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to seek to provide a high level of current income. As a secondary investment objective, the Fund seeks capital appreciation. The Fund invests primarily in a portfolio of medium and lower grade domestic corporate debt securities. The Fund also may invest up to 35% of its assets in foreign government and corporate debt securities of similar quality. The Fund commenced investment operations on June 27, 1986. The Fund commenced distribution of its Class B and C Shares on May 17, 1993 and August 13, 1993, respectively.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are stated at value using market quotations or indications of value obtained from an independent pricing service. For those securities where quotations or prices are not available, valuations are obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At September 30, 2002, there were no when-issued or delayed delivery purchase commitments.

     The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a

NOTES TO
FINANCIAL STATEMENTS
SEPTEMBER 30, 2002 (UNAUDITED)

pooled cash account along with other investment companies advised by Van Kampen Investment Advisory Corp. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Interest income is recorded on an accrual basis and dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Other income is comprised primarily of consent fees. Consent fees are earned as compensation for agreeing to changes in the terms of debt instruments. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Although the Fund's fiscal year end is March 31, the Fund's tax year end is December 31.

     The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2001, the Fund had an accumulated capital loss carryforward for tax purposes of $70,543,002, which will expire between December 31, 2002 and December 31, 2009. Of this amount, $12,726,456 will expire on December 31, 2002.

     At September 30, 2002, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes .........................   $ 346,579,950
                                                                 =============
Gross tax unrealized appreciation ............................   $   4,953,918
Gross tax unrealized depreciation ............................   $(131,261,896)
                                                                 -------------
Net tax unrealized depreciation on investments ...............   $(126,307,978)
                                                                 =============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays monthly dividends from net investment income. Net investment income for federal income tax purposes includes gains and losses realized on foreign currency transactions. These gains and losses are included as net realized gains and losses for financial reporting purposes. Net realized gains, if any, are distributed annually. Distributions from net realized

NOTES TO
FINANCIAL STATEMENTS
SEPTEMBER 30, 2002 (UNAUDITED)

gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

     The tax character of distributions paid during the tax year ended December 31, 2001 was as follows:

DISTRIBUTIONS PAID FROM:                                            2001
Ordinary income ............................................     $35,781,046
Long-term capital gain .....................................              -0-
                                                                 ===========
                                                                 $35,781,046

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, the amount of distributed net investment income may differ between book and federal income tax purposes for a particular period. These differences are temporary in nature, but may result in book basis distributions in excess of net investment income for certain periods.

     As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income ..............................      $1,086,671

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the difference in the Fund's tax year end, the deferral of losses related to wash sale transactions, and reclass of consent fee income.

F. CURRENCY TRANSLATION Assets and liabilities denominated in foreign currencies and commitments under forward currency contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates prevailing when accrued.

G. EXPENSE REDUCTIONS During the six months ended September 30, 2002, the Fund's custody fee was reduced by $6,285 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                           % PER ANNUM
First $500 million ............................................       .75%
Over $500 million .............................................       .65%

NOTES TO
FINANCIAL STATEMENTS
SEPTEMBER 30, 2002 (UNAUDITED)

For the six months ended September 30, 2002, the Adviser waived approximately $128,300 of its advisory fee. This waiver is voluntary in nature and can be discontinued at any time.

     For the six months ended September 30, 2002, the Fund recognized expenses of approximately $5,000, representing legal services provided by Skadden, Arps, Slate, Meagher, & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

     Under separate Accounting and Legal Services agreements the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended September 30, 2002, the Fund recognized expenses of approximately $28,600, representing Van Kampen Investments Inc. or its affiliates, (collectively `'Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

     Van Kampen Investor Services Inc.(VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended September 30, 2002, the Fund recognized expenses of approximately $190,400, representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees and are based on competitive market benchmarks.

     Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

     The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $91,800 are included in "Other" assets on the Statement of Assets and Liabilities at September 30, 2002. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

NOTES TO
FINANCIAL STATEMENTS
SEPTEMBER 30, 2002 (UNAUDITED)

3. CAPITAL TRANSACTIONS
At September 30, 2002, capital aggregated $335,357,620, $108,039,054 and
$21,770,773 for Class A, B, and C Shares, respectively. For the six months ended September 30, 2002, transactions were as follows:

                                                    SHARES            VALUE
   Sales:
     Class A ................................      25,316,946    $ 128,615,919
     Class B ................................       2,625,147       13,967,592
     Class C ................................         996,999        5,338,679
                                                  -----------    -------------
   Total Sales ..............................      28,939,092    $ 147,922,190
                                                  ===========    =============

   Dividend Reinvestment:
     Class A ................................       1,143,591    $   5,851,083
     Class B ................................         416,272        2,140,773
     Class C ................................          80,385          413,962
                                                  -----------    -------------
   Total Dividend Reinvestment ..............       1,640,248    $   8,405,818
                                                  ===========    =============
   Repurchases:
     Class A ................................     (27,403,016)   $(138,895,104)
     Class B ................................      (3,157,065)     (16,551,643)
     Class C ................................      (1,228,404)      (6,407,342)
                                                  -----------    -------------
   Total Repurchases ........................     (31,788,485)   $(161,854,089)
                                                  ===========    =============

    At March 31, 2002, capital aggregated $339,785,722, $108,482,332 and
$22,425,474 for Class A, B, and C Shares, respectively. For the year ended March 31, 2002, transactions were as follows:

                                                    SHARES            VALUE
   Sales:
     Class A ................................      22,390,523    $ 137,742,984
     Class B ................................       6,377,452       40,238,274
     Class C ................................       2,101,887       12,987,929
                                                  -----------    -------------
   Total Sales ..............................      30,869,862    $ 190,969,187
                                                  ===========    =============
   Dividend Reinvestment:
     Class A ................................       2,188,266    $  13,574,459
     Class B ................................         807,119        5,024,785
     Class C ................................         123,832          766,536
                                                  -----------    -------------
   Total Dividend Reinvestment ..............       3,119,217    $  19,365,780
                                                  ===========    =============
   Repurchases:
     Class A ................................     (22,077,692)   $(136,236,946)
     Class B ................................      (6,225,045)     (39,213,327)
     Class C ................................      (1,165,758)      (7,343,724)
                                                  -----------    -------------
   Total Repurchases ........................     (29,468,495)   $(182,793,997)
                                                  ===========    =============

     Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares six years after the

NOTES TO
FINANCIAL STATEMENTS
SEPTEMBER 30, 2002 (UNAUDITED)

end of the calendar month in which the shares were purchased. For the six months ended September 30, 2002 and the year ended March 31, 2002, 467,423 and 1,537,199 Class B Shares converted to Class A Shares, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended September 30, 2002 and the year ended March 31, 2002, no Class C Shares converted to Class A Shares.

     Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within six years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                   CONTINGENT DEFERRED SALES
                                                     CHARGE AS A PERCENTAGE
                                                        OF DOLLAR AMOUNT
                                                        SUBJECT TO CHARGE
                                                   -------------------------

YEAR OF REDEMPTION                                    CLASS B       CLASS C
First .......................................          4.00%        1.00%
Second ......................................          3.75%         None
Third .......................................          3.50%         None
Fourth ......................................          2.50%         None
Fifth .......................................          1.50%         None
Sixth .......................................          1.00%         None
Seventh and Thereafter ......................           None         None

    For the six months ended September 30, 2002, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $44,700, and CDSC on redeemed shares of approximately $114,000. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $133,495,213 and $136,610,307, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS
A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

     The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio and to

NOTES TO
FINANCIAL STATEMENTS
SEPTEMBER 30, 2002 (UNAUDITED)

manage the portfolio's effective yield, foreign currency exposure, maturity and duration, or generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when exercising a call option contract or taking delivery of a security underlying a futures or forward contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the option, futures or forward contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

     Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FORWARD CURRENCY CONTRACTS These instruments are commitments to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original value of the contract and the closing value of such contract is included as a component of realized gain/loss on forwards.

     At September 30, 2002, the Fund has outstanding forward currency contracts as follows:

                                                      CURRENT       UNREALIZED
                                                       VALUE       DEPRECIATION
SHORT CONTRACTS:
Euro Currency
  4,335,000 expiring 10/28/02 ...................   $4,227,406       $(53,946)
Euro Currency
  340,000 expiring 10/28/02 .....................   $  335,483       $ (1,263)
Euro Currency
  1,825,000 expiring 10/28/02 ...................   $1,800,753       $(19,553)
                                                    ----------       ---------
                                                                     $(74,762)
                                                                     =========

6. DISTRIBUTION AND SERVICE PLANS
With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

     Annual fees under the Plans of up to .25% of Class A average daily net assets and 1.00% each for Class B and Class C average daily net assets are accrued daily. Included in these fees for the six months ended September 30, 2002, are payments retained by Van Kampen of approximately $332,100 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $22,400.

                             VAN KAMPEN INVESTMENTS

THE VAN KAMPEN
FAMILY OF FUNDS

GROWTH
   Aggressive Growth
   American Value
   Emerging Growth
   Enterprise
   Equity Growth
   Focus Equity
   Growth
   Mid Cap Growth
   Pace
   Select Growth
   Small Cap Growth
   Small Cap Value
   Tax Managed Equity Growth
   Technology

GROWTH AND INCOME
   Comstock
   Equity and Income
   Growth and Income
   Harbor
   Real Estate Securities
   Utility
   Value
   Value Opportunities

GLOBAL/INTERNATIONAL
   Asian Equity
   Emerging Markets
   European Value Equity
   Global Equity Allocation
   Global Franchise
   Global Value Equity
   International Advantage
   International Magnum
   Latin American
   Worldwide High Income

INCOME
   Corporate Bond
   Government Securities
   High Income Corporate Bond
   High Yield
   Limited Maturity Government
   U.S. Government

CAPITAL PRESERVATION
   Reserve
   Tax Free Money

SENIOR LOAN
   Prime Rate Income Trust
   Senior Floating Rate

TAX FREE
   California Insured Tax Free
   High Yield Municipal*
   Insured Tax Free Income
   Intermediate Term Municipal
      Income
   Municipal Income
   New York Tax Free Income
   Pennsylvania Tax Free Income
   Strategic Municipal Income

For more complete information, including risk considerations, fees, sales charges and ongoing expenses, please contact your financial advisor for a prospectus. Please read it carefully before you invest or send money.

To view a current Van Kampen fund prospectus or to receive additional fund information, choose from one of the following:

-    visit our Web site at
     vankampen.com--
     to view a prospectus, select
     DOWNLOAD PROSPECTUS

     [ILLUSTRATION OF COMPUTER]

-    call us at (800) 341-2911
     Telecommunications Device
     for the Deaf (TDD) users,
     call (800)421-2833.

     [ILLUSTRATION OF PHONE]

-    e-mail us by visiting
     vankampen.com and
     selecting CONTACT US

     [ILLUSTRATION OF ENVELOPES]

*    Open to new investors for a limited time

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN HIGH YIELD FUND

BOARD OF TRUSTEES
J. MILES BRANAGAN
JERRY D. CHOATE
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
WAYNE W. WHALEN*- Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER
VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

DISTRIBUTOR
VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

SHAREHOLDER SERVICING AGENT
VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 218256
Kansas City, Missouri 64121-8256

CUSTODIAN
STATE STREET BANK
and Trust Company
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL
SKADDEN, ARPS, SLATE, MEAGHER, &
Flom (Illinois)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS
ERNST & Young LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "INTERESTED PERSONS" OF THE FUND, AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

Van Kampen
Privacy Notice

THE VAN KAMPEN COMPANIES AND INVESTMENT PRODUCTS* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you make with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (a.k.a. "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments, Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen Trust Company, Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                Van Kampen Funds Inc.
                                1 Parkview Plaza, P.O. Box 5555
                                Oakbrook Terrace, IL 60181-5555
                                www.vankampen.com


                         [VAN KAMPEN INVESTMENTS LOGO]
                         GENERATIONS OF EXPERIENCE(SM)


Copyright(C)2002 Van Kampen Funds Inc. All rights reserved.
42, 342, 542                              Member NASD/SIPC.
HYF SAR 11/02                              8278K02-AP-11/02